Prepaid Expenses (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Research and development	$ 239,000	$ 330,000	$ 684,000	$ 704,000	$ 1,226,000	$ 1,080,000
Prepaid expenses	$ 96,000		$ 96,000		104,000	44,000
GRDG Science LLC [Member] | Related Party [Member]
Prepaid expenses includes prepaid inventory					60,000
Research and development					$ 43,000
Prepaid expenses						$ 43,000